Consolidated Balance Sheets - USD ($)	Nov. 30, 2024	May 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 243	$ 0
Total Current Assets	243	0
OTHER ASSETS
Investment in Acquisition	6,200,000	6,200,000
Loans receivable, related party	35,237	35,237
Music inventory, net of accumulated depreciation of $21,719 and $21,533, respectively	549	735
Trademark costs	11,165	11,165
Total Other Assets	6,246,951	6,247,137
TOTAL ASSETS	6,247,194	6,247,137
CURRENT LIABILITIES
Bank overdraft	0	89
Accounts payable	81,074	77,074
Accrued interest payable on notes payable	1,017,856	844,460
Accrued consulting fees	1,505,917	1,385,917
Notes payable, net of debt discounts of $4,018 and $31,709, respectively	1,462,423	1,434,733
Notes payable to related parties	2,083,815	2,082,315
Derivative liability	239,991	206,113
Total Current Liabilities	6,391,076	6,030,701
TOTAL LIABILITIES	6,391,076	6,030,701
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 and 200 shares issued and outstanding	0	0
Common stock, $0.0001 par value; 50,000,000,000 shares authorized, 3,325,531,102 and 756,612,000 shares issued and outstanding, respectively	332,555	332,555
Additional paid-in-capital	14,747,367	14,747,367
Accumulated deficit	(15,223,804)	(14,863,486)
Total Stockholders' Equity (Deficit)	(143,882)	216,436
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 6,247,194	$ 6,247,137